Related party transactions - Agreements (Details) - USD ($)							1 Months Ended			12 Months Ended
	Apr. 07, 2017	Sep. 07, 2016	Jul. 01, 2016	Apr. 13, 2016	Nov. 01, 2015	Apr. 01, 2015	Dec. 31, 2017	Jul. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Advisory and Consultancy Agreement | Amphion Innovations US Inc
Directors' remuneration
Consideration for services										$ 120,000	$ 120,000
Annual consideration for services						$ 120,000
Advance written notice period for termination of agreement (in days)									90 days
Consultancy Agreement | Amphion Innovations US Inc
Directors' remuneration
Consideration for services										170,500	19,633
Monthly consideration for services		$ 15,500
Initial agreement term (in months)		12 months
Consultancy Agreement | Amphion Innovations plc
Directors' remuneration
Consideration for services										$ 125,000	$ 127,500
Annual consideration for services			$ 75,000		$ 180,000			$ 125,000
Written notice period for renewal of agreement(in days)						90 days
Monthly consideration for services						$ 5,000
Initial agreement term (in months)						12 months
Advance written notice period for termination of agreement (in days)							90 days
Consultancy Agreement | Jonathan Gold
Directors' remuneration
Monthly consideration for services	$ 16,167			$ 10,000
Initial agreement term (in months)	12 months			6 months
Consultancy Agreement | Jonathan Gold | Maximum
Directors' remuneration
Advance written notice period for termination of agreement (in days)				30 days
Consultancy Agreement | Jonathan Gold | Minimum
Directors' remuneration
Advance written notice period for termination of agreement (in days)	30 days